Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before income taxes	$ (3,808,000)	$ (4,844,000)	$ (13,542,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	202,000	257,000	218,000
Depreciation	35,000	45,000	29,000
Amortization of debt issuance cost			15,000
Interest expense	2,000	3,000	60,000
Share-based payment expenses	1,212,000	1,542,000	9,807,000
Net effect of exchange rates changes	(164,000)	(208,000)	94,000
Changes in assets and liabilities:
Accounts receivable, net	(53,000)	(67,000)	(7,000)
Deposits, prepaid expenses and other current assets	1,059,000	1,345,000	(3,612,000)
Accounts payable	(171,000)	(217,000)	(1,654,000)
Accrued expenses and other current liabilities	61,000	78,000	(905,000)
Operating lease obligations	(31,000)	(40,000)	(25,000)
Net cash used in operating activities	(1,656,000)	(2,106,000)	(9,522,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(2,000)	(3,000)
Additions in intangible assets	(236,000)	(300,000)	(263,000)
Net cash used in investing activities	(238,000)	(303,000)	(263,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of new Class A Shares			15,889,000
Proceeds from note from a shareholder			950,000
Repayments of note from a shareholder			(3,800,000)
Repayments of convertible loans			(1,972,000)
Net cash provided by financial activities			11,067,000
Net change in cash and cash equivalents	(1,894,000)	(2,409,000)	1,282,000
Cash and cash equivalents at beginning of year	4,339,000	5,519,000	1,694,000
Cash and cash equivalents at end of period	2,445,000	3,110,000	2,976,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	2,000	3,000	60,000
Non-cash financing activities
Non-cash transactions from acquisition of joint ventures	1,468,000	1,867,000
Issuance of shares by way of share-based compensation	$ 1,212,000	$ 1,542,000	$ 9,807,000